Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Investments In Associates Subsidaries And Joint Venture

	Joint ventures		Associates
	2022	2021	2022	2021

At January 1	1,743	1,376	1,289	1,264

Additions	30	61	40	12

Disposals	(67)	-	(8)	-

Share in net result	286	265	4	112

Share in changes in equity (note 30.6)	(63)	25	3	(6)

Impairment reversals / (charges)	-	-	(9)	3

Dividends	(79)	(88)	(58)	(39)

Net exchange difference	(25)	45	(1)	2

Transfer to / (from) other headings	-	58	-	(58)

Transfer to disposal groups	(382)	-	(1,096)	-
At December 31	1,443	1,743	165	1,289

Summary of Financial Information of Joint Ventures

	Santander Spain Life		AIFMC		Other Joint ventures
	2022	2021	2022	2021	2022	2021
Summarized statement of financial position
Cash and cash equivalents	23	20	392	351	99	157
Other current assets	155	130	836	810	725	697
Total current assets	178	150	1,229	1,161	824	854

Non-current assets	1,109	1,134	200	204	5,349	5,574
Total assets	1,287	1,284	1,429	1,364	6,173	6,428

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	-	7
Other current liabilities	148	126	526	613	543	501
Total current liabilities	148	126	526	613	544	509

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	67	183
Other non-current liabilities	504	510	-	-	4,447	3,921
Total non-current financial liabilities	504	510	-	-	4,515	4,104
Total liabilities	652	636	526	613	5,059	4,613
Net assets	635	648	903	752	1,114	1,816

Summarized statement of comprehensive income
Revenue	288	247	644	858	2,374	1,866
Results from financial transactions	-	-	-	-	(2)	51
Depreciation and amortization	(30)	(25)	(4)	(3)	(27)	(21)
Interest income	2	2	9	8	104	25
Interest expense	-	-	(0)	-	(7)	(13)

Profit or loss	71	61	330	386	260	247
Income tax (expense) or result	(16)	(12)	(92)	(109)	(56)	(40)
Post-tax profit or (loss)	55	48	238	277	205	208
Other comprehensive income	(37)	(2)	-	-	(86)	53
Total comprehensive income	18	47	238	277	118	260

Dividends received	30	-	-	-	54	18

Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures

An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:
	Santander Spain Life		AIFMC		Other Joint ventures
	2022	2021	2022	2021	2022	2021
Net assets of joint venture as presented above	635	648	903	752	1,114	1,816
Net assets of joint venture excluding goodwill	556	568	960	751	1,019	1,681
Group share of net assets of joint venture, excluding goodwill	283	290	471	368	513	857
Goodwill on acquisition	80	80	1	1	95	148
Carrying amount	363	369	471	369	608	1,005

Summary of Reconciliation of Summarized Financial Information to Carrying Amount of Joint Ventures
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		AIFMC		Other Joint ventures
	2022	2021	2022	2021	2022	2021
Post-tax profit or loss	28	25	116	136	104	104
Other comprehensive income	(19)	(1)	-	-	(44)	26
Total comprehensive income	9	24	116	136	61	131

Schedule Of Financial Information Of Associates
The summarized financial information of associates presented below is based on the Group’s relative holding.

		Associates
	2022	2021 1)
Post-tax profit or loss	(11)	(15)
Other comprehensive income	1	(5)
Total comprehensive income	(10)	(20)

Carrying amount	165	1,289
1
Amounts for 2021 related to
post-tax
profit or loss, other comprehensive income and total comprehensive income have been re-presented
to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.